DESCRIPTION OF TRANSCANADA'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2018 plant segment mi km Bcf
Segment Reporting Information [Line Items]
Number of business segments in which the entity operates | segment	5
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	40,686
Investments of regulated natural gas pipelines (in miles) | mi	25,281
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	50,199
Investments of regulated natural gas pipelines (in miles) | mi	31,192
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	535
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	1,670
Investments of regulated natural gas pipelines (in miles) | mi	1,038
Liquids Pipelines
Segment Reporting Information [Line Items]
Wholly owned and operated crude oil pipeline systems (in kilometers) | km	4,874
Wholly owned and operated crude oil pipeline systems (in miles) | mi	3,030
Energy
Segment Reporting Information [Line Items]
Number of electrical power generation plants | plant	10
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf	118